Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Navios Maritime Midstream Partners LP
Trading Symbol	NAP
Entity Central Index Key	0001617049
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
General Partner Units
Document Information [Line Items]
Entity units outstanding	427,499
Limited Partner Units
Document Information [Line Items]
Entity units outstanding	10,011,806
Subordinated Partner Units
Document Information [Line Items]
Entity units outstanding	9,342,692
Subordinated Series A units
Document Information [Line Items]
Entity units outstanding	1,592,920